Summary of significant accounting policies	12 Months Ended
Dec. 31, 2023
Summary of significant accounting policies
1 Summary of significant accounting policies
Overview
The accompanying consolidated financial statements of Credit Suisse AG (the Bank) are prepared in accordance with accounting principles generally accepted in the US (US GAAP) and are stated in Swiss francs (CHF). The financial year for the Bank ends on December 31. Certain reclassifications have been made to the prior year’s consolidated financial statements to conform to the current presentation which had no impact on net income/(loss) or total shareholders’ equity.
In preparing the consolidated financial statements, management is required to make estimates and assumptions including, but not limited to, the fair value measurements of certain financial assets and liabilities, the allowance for loan losses, the evaluation of variable interest entities (VIEs), the impairment of assets other than loans, recognition of deferred tax assets, tax uncertainties, pension liabilities and various contingencies. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the dates of the consolidated balance sheets and the reported amounts of revenues and expenses during the reporting period. While management evaluates its estimates and assumptions on an ongoing basis, actual results could differ materially from management’s estimates. Market conditions may increase the risk and complexity of the judgments applied in these estimates.
Certain accounting changes
As noted in our 2021 Annual Report, the Bank identified an accounting issue that was not material to the prior period financial statements. The Bank identified this accounting issue with respect to the net balance sheet treatment relating to the presentation of a limited population of certain securities lending and borrowing activities. As a result, balance sheet and cash flow positions for both assets and liabilities relating to these activities were presented on a gross basis and prior periods were revised in the consolidated financial statements and the related notes.
Beginning with the quarter ended June 30, 2022, the Bank has presented these securities lending and borrowing transactions as a single unit of account and as a result these transactions will no longer be presented on a gross basis. The Bank did not adjust prior period financial information, which continue to reflect a presentation on a gross basis.
Principles of consolidation
The consolidated financial statements include the financial statements of the Bank and its subsidiaries. The Bank’s subsidiaries are entities in which it holds, directly or indirectly, more than 50% of the voting rights or where it exercises control. The Bank consolidates limited partnerships in cases where it is the general partner and the limited partners do not have either substantive kick-out rights and/or substantive participating rights or is a limited partner with substantive rights to kick out the general partner or dissolve the partnership and participate in significant decisions made in the ordinary course of business. The Bank also consolidates VIEs if the Bank is the primary beneficiary in accordance with Accounting Standards Codification (ASC) Topic 810 – Consolidation. The effects of material intercompany transactions and balances have been eliminated.
Where a Bank subsidiary is determined to be an investment company as defined by ASC Topic 946 – Financial Services – Investment Companies, interests in other entities held by this Bank subsidiary are not consolidated and are carried at fair value.
Bank entities that qualify as broker-dealer entities as defined by ASC Topic 940 – Financial Services – Brokers and Dealers do not consolidate investments in voting interest entities that would otherwise qualify for consolidation when the investment is held on a temporary basis for trading purposes. In addition, subsidiaries that are strategic components of a broker-dealer’s operations are consolidated regardless of holding intent.
Foreign currency translation
Transactions denominated in currencies other than the functional currency of the related entity are recorded by remeasuring them in the functional currency of the related entity using the foreign exchange (FX) rate on the date of the transaction. As of the dates of the consolidated balance sheets, monetary assets and liabilities are reported using the year-end spot foreign exchange rates. Foreign exchange rate differences are recorded in the consolidated statements of operations. Non-monetary assets and liabilities are recorded using the historic exchange rate.
For the purpose of consolidation, the assets and liabilities of Bank companies with functional currencies other than the Swiss franc are translated into Swiss franc equivalents using year-end spot foreign exchange rates, whereas revenues and expenses are translated at weighted average foreign exchange rates for the period. Translation adjustments arising from consolidation are included in accumulated other comprehensive income/(loss) (AOCI) within total shareholders’ equity. Cumulative translation adjustments are released from AOCI and recorded in the consolidated statements of operations when the Bank loses control of a consolidated foreign subsidiary.
Fair value measurement and option
The fair value measurement guidance establishes a single authoritative definition of fair value and sets out a framework for measuring fair value. The fair value option creates an alternative measurement treatment for certain financial assets and financial liabilities. The fair value option can be elected at initial recognition of the eligible item or at the date when the Bank enters into an agreement which gives rise to an eligible item (e.g., a firm commitment or a written loan commitment). If not elected at initial recognition, the fair value option can be applied to an item upon certain triggering events that give rise to a new basis of accounting for that item. The application of the fair value option to a financial asset or a financial liability does not change its classification on the balance sheet and the election is irrevocable. Changes in fair value resulting from the election are recorded in trading revenues.
> Refer to “Fair value option” in Note 34 – Financial instruments for further information.
Cash and due from banks
Cash and due from banks consists of currency on hand, demand deposits with banks or other financial institutions and cash equivalents. Cash equivalents are defined as short-term, highly liquid instruments with original maturities of three months or less, which are held for cash management purposes. Restricted cash is any cash or cash equivalent recorded in cash and due from banks subject to restrictions imposed by a governmental or other regulatory agency that require the Bank to set aside specified amounts of cash as reserves against transactions and time deposits.
Reverse repurchase and repurchase agreements
Purchases of securities under agreements to resell (reverse repurchase agreements) and securities sold under agreements to repurchase (repurchase agreements) do not constitute economic sales; therefore, they are treated as collateralized financing transactions, which are carried in the consolidated balance sheet at the amount of cash disbursed or received, respectively. Reverse repurchase agreements are recorded as collateralized assets while repurchase agreements are recorded as liabilities. The underlying securities sold continue to be recognized in trading assets or investment securities. The fair value of securities to be repurchased and resold is monitored on a daily basis, and additional collateral is obtained as needed to protect against credit exposure.
Assets and liabilities recorded under these agreements are accounted for on one of two bases, the accrual basis or the fair value basis. Under the accrual basis, interest earned on reverse repurchase agreements and interest incurred on repurchase agreements are reported in interest and dividend income and interest expense, respectively. The Bank elects to apply the fair value option to selected agreements pursuant to ASC Topic 825 – Financial Instruments. Under such circumstances, the change in fair value is reported in trading revenues. Accrued interest income and expense are recorded in the same manner as under the accrual method.
Reverse repurchase and repurchase agreements may be netted if they are with the same counterparty, have the same maturity date, settle through the same qualifying clearing institution and are subject to a right of offset allowed by a legally enforceable master netting agreement or a central counterparty’s clearing rules.
Securities lending and borrowing transactions
Securities borrowed and securities loaned that are cash-collateralized are included in the consolidated balance sheet at amounts equal to the cash advanced or received. If securities received as collateral in a securities lending and borrowing transaction may be sold or repledged, they are recorded as securities received as collateral in the consolidated balance sheet and a corresponding liability to return the security is recorded. Securities lending transactions against non-cash collateral in which the Bank has the right to resell or repledge the collateral received are recorded at the fair value of the collateral initially received. For securities lending transactions, the Bank receives cash or securities collateral in an amount generally in excess of the market value of securities lent. The Bank monitors the fair value of securities borrowed and loaned on a daily basis with additional collateral obtained as necessary.
Securities lending and borrowing fees and interest received or paid are recorded in interest and dividend income and interest expense, respectively, on an accrual basis. If the fair value basis of accounting is elected, any resulting change in fair value is reported in trading revenues. Accrued interest income and expense are recorded in the same manner as under the accrual method.
Transfers of financial assets
Transfers of financial assets may involve the sale of these assets to special purpose entities (SPEs), which in turn issue securities to investors. The Bank values its beneficial interests in such SPEs at fair value using quoted market prices, if such positions are traded on an active exchange, or financial models that incorporate observable and unobservable inputs, if such positions are not traded on an active exchange.
> Refer to “Note 33 – Transfers of financial assets and variable interest entities” for further information on the Bank’s transfer activities.
Trading assets and liabilities
Trading assets and liabilities include debt securities, marketable equity instruments, derivative instruments, certain loans held in broker-dealer entities, commodities and precious metals. Items included in the trading portfolio are carried at fair value. Regular-way security transactions are recorded on a trade-date basis. Unrealized and realized gains and losses on trading positions are recorded in trading revenues.
Derivatives
Freestanding derivative contracts are carried at fair value in the consolidated balance sheets regardless of whether these instruments are held for trading or risk management purposes. Commitments to originate mortgage loans that will be held for sale are considered derivatives for accounting purposes. When derivative features embedded in certain contracts that meet the definition of a derivative are not considered clearly and closely related to the host contract, either the embedded feature is accounted for separately at fair value or the entire contract, including the embedded feature, is accounted for at fair value. In both cases, changes in fair value are recorded in the consolidated statements of operations. If separated for measurement purposes, the derivative is recorded in the same line item in the consolidated balance sheets as the host contract.
Derivatives classified as trading assets and liabilities include those held for trading purposes and those used for risk management purposes that do not qualify for hedge accounting. Derivatives held for trading purposes arise from proprietary trading activity and from customer-based activity. Realized gains and losses, changes in unrealized gains and losses and interest flows are included in trading revenues. Derivative contracts designated and qualifying as fair value hedges, cash flow hedges or net investment hedges are reported as other assets or other liabilities.
The fair value of exchange-traded derivatives is typically derived from observable market prices and/or observable market parameters. Fair values for over-the-counter (OTC) derivatives are determined on the basis of proprietary models using various input parameters. Derivative contracts are recorded on a net basis per counterparty where a right to offset exists under an enforceable master netting agreement or a central counterparty’s clearing rules. Where no such rights exist, fair values are recorded on a gross basis.
Where hedge accounting is applied, the Bank formally documents all relationships between hedging instruments and hedged items, including the risk management objectives and strategy for undertaking hedge transactions. At inception of a hedge and on an ongoing basis, the hedge relationship is formally assessed to determine whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items attributable to the hedged risk. The Bank discontinues hedge accounting prospectively in the following circumstances:
(i) the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item (including forecasted transactions);
(ii) the derivative expires or is sold, terminated or exercised;
(iii) the derivative is no longer designated as a hedging instrument because it is unlikely that the forecasted transaction will occur; or
(iv) the designation of the derivative as a hedging instrument is otherwise no longer appropriate.
For derivatives that are designated and qualify as fair value hedges, the carrying values of the underlying hedged items are adjusted to fair value for the risk being hedged. Changes in the fair value of these derivatives are recorded in the same line item of the consolidated statements of operations used to present the changes in the fair value of the hedged item.
When the Bank discontinues fair value hedge accounting because it determines that the derivative no longer qualifies as an effective hedge, the derivative will continue to be carried in the consolidated balance sheets at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value attributable to the hedged risk. Interest-related fair value adjustments made to the underlying hedged items will be amortized to the consolidated statements of operations over the remaining life of the hedged item. Any unamortized interest-related fair value adjustment is recorded in the consolidated statements of operations upon sale or extinguishment of the hedged asset or liability, respectively. Any other fair value hedge adjustments remain part of the carrying amount of the hedged asset or liability and are recognized in the consolidated statements of operations upon disposition of the hedged item as part of the gain or loss on disposition.
For hedges of the variability of cash flows from forecasted transactions and floating rate assets or liabilities, the change in the fair value of a designated derivative is recorded in AOCI. These amounts are reclassified into the line item in the consolidated statements of operations in which the hedged item is recorded when the variable cash flow from the hedged item impacts earnings (for example, when periodic settlements on a variable rate asset or liability are recorded in the consolidated statements of operations or when the hedged item is disposed of).
When hedge accounting is discontinued on a cash flow hedge, the net gain or loss will remain in AOCI and be reclassified into the consolidated statements of operations in the same period or periods during which the formerly hedged transaction is reported in the consolidated statements of operations. When the Bank discontinues hedge accounting because it is probable that a forecasted transaction will not occur within the specified date or period plus two months, the derivative will continue to be carried in the consolidated balance sheets at its fair value, and gains and losses that were previously recorded in AOCI will be recognized immediately in the consolidated statements of operations.
For hedges of a net investment in a foreign operation, the change in the fair value of the hedging derivative is recorded in AOCI. The Bank uses the forward method of determining effectiveness for net investment hedges, which results in the time value portion of a foreign currency forward being reported in AOCI.
Investment securities
Investment securities include debt securities classified as held-to-maturity and debt securities classified as available-for-sale. Regular-way security transactions are recorded on a trade-date basis.
Debt securities where the Bank has the positive intent and ability to hold such securities to maturity are classified as such and are carried at amortized cost, net of any unamortized premium or discount. Debt securities classified as held-to-maturity require an assessment of the current expected credit loss (CECL) at the reporting date.
Debt securities classified as available-for-sale are carried at fair value. Unrealized gains and losses, which represent the difference between fair value and amortized cost, are recorded in AOCI. Amounts reported in AOCI are net of income taxes.
Debt securities classified as available-for-sale are impaired if there is a decline in fair value below amortized cost basis. If the Bank intends to sell an impaired security or more likely than not will be required to sell such a security before recovering its amortized cost basis, the entire difference between the amortized cost basis and fair value is recognized as a credit loss. However, if the Bank does not intend to sell and is not likely to be required to sell, an assessment is made if a decline in fair value of the security is due to credit-related factors or non-credit-related factors. Credit-related impairment is recognized in earnings by recording an allowance for credit losses. Any portion of the unrealized loss that relates to non-credit-related factors is recognized in AOCI, net of income taxes.
Amortization of premiums or discounts for debt securities is recorded in interest and dividend income using the effective yield method through the maturity date of the security.
Other investments
Other investments include equity method investments, equity securities without a readily determinable fair value, such as hedge funds, private equity securities and certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee, and real estate held-for-investment.
Equity method investments are investments for which the Bank has the ability to significantly influence the operating and financial policies. Significant influence is typically characterized by ownership of 20% to 50% of the voting stock or in-substance common stock of a corporation or 3% to 5% or more of limited partnership interests. Equity method investments are accounted for under the equity method of accounting or the fair value option, which the Bank has elected to apply for selected equity method investments. Under the equity method of accounting, the Bank’s proportionate share of the profit or loss, and any impairment on the investee, if applicable, is reported in other revenues. Under the fair value option, changes in fair value are reported in other revenues.
Equity securities without a readily determinable fair value are carried at fair value, net asset value practical expedient to estimate fair value or at cost less impairment, adjusted for observable price changes (measurement alternative). Memberships in exchanges are reported at cost, less impairment. Equity securities without a readily determinable fair value held by the Bank’s subsidiaries that are determined to be investment companies as defined by ASC Topic 946 –Financial Services – Investment Companies are carried at fair value, with changes in fair value recorded in other revenues.
Equity method investments and equity securities without a readily determinable fair value held by subsidiaries that are within the scope of ASC Topic 940 – Financial Services – Brokers and Dealers are measured at fair value and reported in trading assets when the intent of the broker-dealer entity is to hold the asset temporarily for trading purposes. Changes in fair value are reported in trading revenues. Equity securities without a readily determinable fair value include investments in entities that regularly calculate net asset value per share or its equivalent, with changes in fair value recorded in other revenue.
Loans
Loans held at amortized cost
Loans which the Bank intends to hold until maturity are carried at outstanding principal balances, net of the following items: unamortized premiums, discounts on purchased loans, deferred loan origination fees and direct loan origination costs on originated loans. Interest income is accrued on the unpaid principal balance and net deferred premiums/discounts and fees/costs are amortized as an adjustment to the loan yield over the term of the related loans.
A loan is classified as non-performing and thus considered credit impaired no later than when the contractual payments of principal and/or interest are more than 90 days past due except for subprime residential loans which are classified as non-performing no later than when the contractual payments of principal and/or interest are more than 120 days past due. The additional 30 days ensure that these loans are not incorrectly assessed as non-performing during the time when servicing of them typically is being transferred. However, management may determine that a loan should be classified as non-performing notwithstanding that contractual payments of principal and/or interest are less than 90 days past due or, in the case of subprime residential loans, 120 days past due. In addition, the Bank continues to add accrued interest receivable to the loan’s balance for collection purposes; however, a credit provision is recorded, resulting in no interest income recognition.
A loan can be further downgraded to non-interest-earning when the collection of interest is considered so doubtful that further accrual of interest is deemed inappropriate.
Generally, non-performing loans and non-interest-earning loans may be restored to performing status only when delinquent principal and interest are brought up to date in accordance with the terms of the loan agreement and when certain performance criteria are met.
Interest collected on non-performing loans and non-interest-earning loans is accounted for using the cash basis or the cost recovery method or a combination of both.
Amortization of deferred fees and premiums and discounts ceases while a loan is deemed to be non-performing or non-interest-earning.
Potential problem loans are credit-impaired loans where contractual payments have been received according to schedule, but where doubt exists as to the collection of future contractual payments. Potential problem loans continue to accrue interest.
> Refer to “Note 17 – Loans” for further information.
Credit losses on financial instruments measured at amortized cost
The credit loss requirements apply to financial assets measured at amortized cost including loans held at amortized cost, net investments in leases as a lessor as well as off-balance sheet credit exposures, such as irrevocable loan commitments, and credit guarantees. The credit loss amounts are based on a forward-looking, lifetime CECL model by incorporating reasonable and supportable forecasts of future economic conditions available at the reporting date. The CECL amounts are estimated over the contractual term of the financial assets taking into account the effect of prepayments. This requires considerable judgment over how changes in macroeconomic factors as well as changes in forward-looking borrower-specific characteristics will affect the CECL amounts.
The Bank measures expected credit losses of financial assets on a collective (pool) basis when similar risk characteristics exist. For financial assets that do not share similar risk characteristics, expected credit losses are evaluated on an individual basis. CECL amounts are probability-weighted estimates of potential credit losses based on historical frequency, current trends and conditions as well as forecasted macroeconomic factors, such as gross domestic product, unemployment rates and interest rates.
For financial assets that are performing at the reporting date, the allowance for credit losses is generally measured using a probability of default/loss given default approach under which both probability of default (PD), loss given default (LGD) and exposure at default (EAD) are estimated. For financial assets that are credit-impaired at the reporting date, the Bank generally applies a discounted cash flow approach to determine the difference between the gross carrying amount and the present value of estimated future cash flows.
An allowance for credit losses is deducted from the amortized cost basis of the financial asset. Changes in the allowance for credit losses are recorded in the consolidated statement of operations in provision for credit losses or, if related to provisions on past due interest, in net interest income.
For undrawn irrevocable loan commitments, the present value is calculated based on the difference between the contractual cash flows that are due to the Bank if the commitment is drawn and the cash flows that the Bank expects to receive, in order to estimate the provision for expected credit losses. For credit guarantees, expected credit losses are recognized for the contingency of the credit guarantee. Provisions for off-balance sheet credit exposures are recognized as a provision in other liabilities in the consolidated balance sheets.
Write-off of a financial asset occurs when it is considered certain that there is no possibility of recovering the outstanding principal. If the amount of loss on write-off is greater than the accumulated allowance for credit losses, the difference results in an additional credit loss. The additional credit loss is first recognized as an addition to the allowance; the allowance is then applied against the gross carrying amount. Any repossessed collateral is initially measured at fair value. The subsequent measurement depends on the nature of the collateral. Any uncollectible accrued interest receivable is written off by reversing the related interest income.
Expected recoveries on financial assets previously written off or assessed/planned to be written off have to be reflected in the allowance for credit losses; for this purpose, the amount of expected recoveries cannot exceed the aggregate amounts previously written off or assessed/planned to be written off. Accordingly, expected recoveries from financial assets previously written off may result in an overall negative allowance for credit loss balance.
> Refer to “Note 18 – Financial instruments measured at amortized cost and credit losses” for further information.
Loans held-for-sale
Loans which the Bank intends to sell in the foreseeable future are considered held-for-sale and are carried at the lower of amortized cost or market value determined on either an individual method basis, or in the aggregate for pools of similar loans if sold or securitized as a pool. When the initial intent for holding a loan until maturity or the foreseeable future has changed from held at amortized cost to held-for-sale, the loan is reclassified from held at amortized cost to held-for-sale and remeasured to the lower of amortized cost or market. Loans held-for-sale are included in other assets. Consequential adjustments to the lower of amortized cost basis or fair value are presented as a valuation allowance and recorded in other revenue. If, subsequently, the intent is changed to holding until maturity or the foreseeable future, any previously recorded valuation allowance is reversed in earnings and the loan is reclassified to held at amortized cost at its amortized cost basis.
Purchased loans with credit deterioration
A purchased loan measured at amortized cost is considered a purchased loan with credit deterioration if it has experienced more-than-insignificant deterioration in credit quality since origination. At the date of acquisition, the allowance for credit is added to the purchase price of the loan to establish the initial amortized cost basis. Any difference between the amortized cost and the unpaid principal amount is recognized in interest income using the effective interest method. After the purchase date, the allowance for credit losses is adjusted for subsequent changes in estimates of current expected credit losses.
Loans held at fair value under the fair value option
Loans and loan commitments for which the fair value option is elected are reported at fair value with changes in fair value reported in trading revenues. The application of the fair value option does not change the loan’s classification. Loan commitments carried at fair value are recorded in other assets or other liabilities, respectively.
Goodwill and other intangible assets
Goodwill arises on the acquisition of subsidiaries or additional ownership of equity method investments. It is measured as the excess of the fair value of the consideration transferred, the fair value of any noncontrolling interest in the acquiree and the fair value of any previously held equity interest in the acquired subsidiary, over the net of the acquisition-date fair values of the identifiable assets acquired and the liabilities assumed. Goodwill is not amortized. Instead, it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that goodwill may be impaired. Goodwill is allocated to the Bank’s reporting units for the purposes of the impairment test.
Other intangible assets may be acquired individually or as part of a group of assets assumed in a business combination. Other intangible assets include but are not limited to: patents, licenses, copyrights, trademarks, branch networks, mortgage servicing rights, customer base and deposit relationships. Acquired intangible assets are initially measured at the amount of cash disbursed or the fair value of other assets distributed. Other intangible assets that have a finite useful life are amortized over that period. Other intangible assets acquired after January 1, 2002 that are determined to have an indefinite useful life are not amortized; instead they are tested for impairment annually, or more frequently if events or changes in circumstances indicate that the indefinite intangible asset may be impaired. Mortgage servicing rights are included in non-amortizing other intangible assets and are carried at fair value, with changes in fair value recognized through earnings in the period in which they occur. Mortgage servicing rights represent the right to perform specified mortgage servicing activities on behalf of third parties. Mortgage servicing rights are either purchased from third parties or retained upon sale of acquired or originated loans.
Income taxes
Deferred tax assets and liabilities are recorded for the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities at the dates of the consolidated balance sheets and their respective tax bases. Deferred tax assets and liabilities are computed using currently enacted tax rates and are recorded in other assets and other liabilities, respectively. Income tax expense or benefit is recorded in income tax expense/(benefit), except to the extent the tax effect relates to transactions recorded directly in total shareholders’ equity. Deferred tax assets are reduced by a valuation allowance, if necessary, to the amount that management believes will more likely than not be realized. Deferred tax assets and liabilities are adjusted for the effect of changes in tax laws and rates in the period in which changes are approved by the relevant authority. Deferred tax assets and liabilities are presented on a net basis for the same tax-paying component within the same tax jurisdiction.
The Bank follows the guidance in ASC Topic 740 – Income Taxes, which sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions. The Bank determines whether it is more likely than not that an income tax position will be sustained upon examination based on the technical merits of the position. Sustainable income tax positions are then measured to determine the amount of benefit eligible for recognition in the consolidated financial statements. Each such sustainable income tax position is measured at the largest amount of benefit that is more likely than not to be realized upon ultimate settlement.
Brokerage receivables and brokerage payables
The Bank recognizes receivables and payables from transactions in financial instruments purchased from and sold to customers, banks and broker-dealers. The Bank is exposed to risk of loss resulting from the inability of counterparties to pay for or deliver financial instruments purchased or sold, in which case the Bank would have to sell or purchase, respectively, these financial instruments at prevailing market prices. To the extent an exchange or clearing organization acts as counterparty to a transaction, credit risk is generally considered to be limited. The Bank establishes credit limits for each customer and requires them to maintain margin collateral in compliance with applicable regulatory and internal guidelines. In order to conduct trades with an exchange or a third-party bank, the Bank is required to maintain a margin. This is usually in the form of cash and deposited in a separate margin account with the exchange or broker. Brokerage receivables are assessed for impairment applying the CECL model. Write-offs of brokerage receivables occur if the outstanding amounts are considered uncollectible.
Premises and equipment
Premises and equipment (including equipment under operating leases where the Bank is the lessor), with the exception of land, are carried at cost less accumulated depreciation.
Buildings are depreciated on a straight-line basis over their estimated useful lives, generally 40 to 67 years, and building improvements are depreciated on a straight-line basis over their estimated useful lives, generally not exceeding five to ten years. Land is carried at historical cost and is not depreciated. Leasehold improvements, such as alterations and improvements to rented premises, are depreciated on a straight-line basis over the shorter of the lease term or estimated useful life, which generally does not exceed ten years. Equipment, such as computers, machinery, furnishings, vehicles and other tangible non-financial assets, is depreciated using the straight-line method over its estimated useful lives, generally three to ten years. Certain leasehold improvements and equipment, such as data center power generators, may have estimated useful lives greater than ten years.
The Bank capitalizes costs relating to the acquisition, installation and development of software with a measurable economic benefit, but only if such costs are identifiable and can be reliably measured. The Bank depreciates capitalized software costs on a straight-line basis over the estimated useful life of the software, generally not exceeding seven years, taking into consideration the effects of obsolescence, technology, competition and other economic factors.
Leases
For lessee arrangements, the Bank recognizes lease liabilities, which are reported as other liabilities or long-term debt, and right-of-use assets, which are reported as other assets. Lease liabilities are recognized at the lease commencement date based on the present value of future lease payments over the lease term. Right-of-use assets are initially measured based on the lease liability, adjusted for any initial direct costs, any lease payments made prior to lease commencement and for any lease incentives.
> Refer to “Note 21 – Other assets and other liabilities”, “Note 22 – Leases” and “Note 24 – Long-term debt” for further information.
Periods covered by options that permit the Bank to extend or terminate a lease are only included in the measurement of right-of-use assets and lease liabilities when it is reasonably certain that the Bank would exercise the extension option or would not exercise the termination option. Lease payments which depend on an index or a referenced rate are considered unavoidable and are included in the lease liabilities using the index or rate as of the lease commencement date. Other variable lease payments, as well as subsequent changes in an index or referenced rate, are excluded from the lease liabilities. The Bank’s incremental borrowing rate, which is used in determining the present value of lease payments, is derived from information available at the lease commencement date.
Operating lease costs, which include amortization and an interest component, are recognized over the remaining lease term on a straight-line basis. Operating and variable lease costs are recognized in general and administrative expenses.
For sales-type and direct financing leases under lessor arrangements, which are classified as loans, the Bank de-recognizes the underlying assets and recognizes a net investment in the lease. The net investment in the lease is calculated as the lease receivable plus the unguaranteed portion of the estimated residual value. The lease receivable is initially measured at the present value of the sum of the future lease payments receivable over the lease term and any portion of the estimated residual value at the end of the lease term that is guaranteed by either the lessee or an unrelated third party. Lease terms may include options that permit the lessee to extend or renew these leases. Such options are only included in the measurement of lease receivables for sales-type and direct financing leases when it is reasonably certain that the lessee would exercise these options. Subsequently, unearned income is amortized to interest income over the lease term using the effective interest method.
> Refer to “Note 17 – Loans”, “Note 18 – Financial instruments measured at amortized cost and credit losses” and “Note 22 – Leases” for further information.
For operating leases under lessor arrangements, the Bank continues to recognize the underlying asset and depreciates the asset over its estimated useful life. Lease income is recognized in other income on a straight-line basis over the lease term.
Recognition of an impairment on non-financial assets
The Bank evaluates premises, equipment, right-of-use assets and finite intangible assets for impairment at least annually and whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The impairment assessment is performed for a group of assets for which largely separate cash flows can be identified. Where the carrying amount for the group of assets exceeds the fair value, the group of assets is considered impaired and an impairment is recorded in general and administrative expenses. Recognition of an impairment on such assets establishes a new cost base, which is not adjusted for subsequent recoveries in value.
Customer deposits
Customer deposits represent funds held from customers (both retail and commercial) and banks and consist of interest-bearing demand deposits, savings deposits and time deposits. Interest is accrued based on the contractual provisions of the deposit contract.
Long-term debt
Total long-term debt is composed of debt issuances that do not contain derivative features as well as hybrid debt. Hybrid debt includes capital instruments as well as those issued as part of the Bank’s structured product activities. Long-term debt includes both Swiss franc and foreign currency denominated fixed- and variable-rate bonds.
The Bank actively manages interest rate risk and foreign currency risk on vanilla debt through the use of derivative contracts, primarily interest rate and currency swaps. In particular, fixed-rate debt is hedged with receive-fixed, pay-floating interest rate swaps, and the Bank applies hedge accounting per the guidance of ASC Topic 815 – Derivatives and Hedging.
The Bank’s long-term debt includes various equity-linked and other indexed instruments with embedded derivative features, for which payments and redemption values are linked to commodities, stocks, indices, currencies or other assets. The Bank elected to account for substantially all of these instruments at fair value.
Changes in the fair value of fair-value option elected instruments are recognized as a component of trading revenues, except for changes in fair value attributed to own credit risk, which is recorded in other comprehensive income (OCI), net of tax, and recycled to trading revenue when the debt is de-recognized.
Guarantees
In cases where the Bank acts as a guarantor, the Bank recognizes in other liabilities, at the inception of a guarantee, a liability for the fair value of the obligations undertaken in issuing such a guarantee, including its ongoing obligation to perform over the term of the guarantee in the event that certain events or conditions occur. Contingent obligations under issued guarantees not related to a financial obligation such as performance guarantees and non-financial standby letters of credit are assessed for the probability of loss on an ongoing basis. Contingent obligations under issued guarantees related to a financial obligation such as credit guarantees and financial standby letters of credit are assessed for CECL at reporting date.
Pension and other post-retirement benefits
Credit Suisse offers defined benefit pension plans that covers eligible employees of the Bank domiciled in Switzerland.
For the Bank’s participation in these plans, no retirement benefit obligation is recognized in the consolidated balance sheets of the Bank as defined contribution accounting is applied.
The Bank also has single-employer defined benefit pension plans and defined contribution pension plans in other countries around the world.
For single-employer defined benefit plans, the Bank uses the projected unit credit actuarial method to determine the present value of its projected benefit obligations (PBO) and the current and past service costs or credits related to its defined benefit and other post-retirement benefit plans. The measurement date used to perform the actuarial valuation is December 31 and is performed by independent qualified actuaries.
Share-based compensation
For all share-based awards granted to employees, compensation expense is measured at grant date or modification date based on the fair value of the number of awards for which the requisite service is expected to be rendered and is recognized in the consolidated statements of operations over the required service period.
The incremental tax effects of the difference between the compensation expense recorded in the US GAAP accounts and the tax deduction received, are recorded in the income statement at the point in time the deduction for tax purposes is recorded.
Compensation expense for share-based awards that vest in their entirety at the end of the vesting period (cliff vesting) and awards that vest in annual installments (graded vesting), which only contain a service condition that affects vesting, is recognized on a straight-line basis over the service period for the entire award. However, if awards with graded vesting contain a performance condition, then each installment is expensed as if it were a separate award (“front-loaded” expense recognition). Furthermore, recognition of compensation expense is accelerated to the date an employee becomes eligible for retirement.
Certain share awards contain performance conditions. The amount of compensation expense recorded takes into account the impact of the applicable performance conditions. For each reporting period after the grant date, the expected number of shares to be ultimately delivered upon vesting is reassessed and reflected as an adjustment to the cumulative compensation expense recorded in the income statement.
Certain employees own equity interests in the form of carried interests in certain funds managed by the Bank. Expenses recognized under these ownership interests are reflected in the consolidated statements of operations in compensation and benefits.
Own shares, own bonds and financial instruments on UBS shares
The Bank’s shares are wholly owned by UBS Group AG (UBS) and are not subject to trading. The Bank may buy and sell UBS Group shares and bonds, own bonds and financial instruments on UBS Group shares within its normal trading and market-making activities. UBS Group shares are reported as trading assets. Financial instruments on UBS Group shares are recorded as assets or liabilities and carried at fair value. Purchases of bonds originally issued by the Bank are recorded as an extinguishment of debt.
Net interest income
Interest income and interest expense arising from interest-bearing assets and liabilities other than those carried at fair value or the lower of cost or market are accrued, and any related net deferred premiums, discounts, origination fees or costs are amortized as an adjustment to the yield over the life of the related asset and liability. Interest from debt securities and dividends on equity securities carried as trading assets and trading liabilities are recorded in interest and dividend income.
> Refer to “Loans” for further information on interest on loans.
Commissions and fees
Commissions and fees include revenue from contracts with customers. The Bank recognizes revenue when it satisfies a contractual performance obligation. The Bank satisfies a performance obligation when control of the underlying good or services related to the performance obligation is transferred to the customer. Control is the ability to direct the use of, and obtain substantially all of the remaining benefits from, the good or service. The Bank must determine whether control of a good or service is transferred over time. If so, the related revenue is recognized over time as the good or service is transferred to the customer. If not, control of the good or service is transferred at a point in time. The performance obligations are typically satisfied as the services in the contract are rendered. Revenue is measured based on the consideration specified in a contract with a customer, and excludes any amounts collected on behalf of third parties. The transaction price can be a fixed amount or can vary because of performance bonuses or other similar items. Variable consideration is only included in the transaction price once it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the amount of variable consideration is subsequently resolved. Generally, no significant judgement is required with respect to recording variable consideration.
When another party is involved in providing goods or services to a customer, the Bank must determine whether the nature of its promise is a performance obligation to provide the specified goods or services itself (that is, the Bank is a principal) or to arrange for those goods or services to be provided by the other party (that is, the Bank is an agent). The Bank determines whether it is a principal or an agent for each specified good or service promised to the customer. Gross presentation (revenue on the revenue line and expense on the expense line) is appropriate when the Bank acts as principal in a transaction. Conversely, net presentation (revenue and expenses reported net) is appropriate when the Bank acts as an agent in the transaction.
Transaction-related expenses are expensed as incurred. Underwriting expenses are deferred and recognized along with the underwriting revenue.
> Refer to “Note 13 – Revenue from contracts with customers” for further information.